Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

(a) Revenue – related party

From May 2017, the Company entered into a series of contracts with Shenzhen Taoping New Media Co., Ltd. (Shenzhen Taoping) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Shenzhen Taoping is a company controlled by Mr. Lin. For the six months ended June 30, 2018 and 2017, revenues from related party for sales of products were approximately $6.8 million and $1.0 million, respectively.

(b) Rental income – related party

On July 1, 2017, the Company entered into a lease agreement with Shenzhen Taoping New Media Co., Ltd. for leasing the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City for a period of 12 months. Shenzhen Taoping is a company controlled by Mr. Lin. For the six months ended June 30, 2018 and 2017, the Company’s rental income from related party was approximately $32,000 and -0-, respectively.